           Investing

           for the

           21st

           Century


                                 [PICTURE OF WALL STREET JOURNAL AND CALCULATOR]


Annual Report December 31, 1998



                                                        EATON VANCE

                                                          SPECIAL

                                                       EQUITIES FUND



                                                        Eaton Vance
                                          Global Management-Global Distribution


[PICTURE OF NYSE FLAG AND COLUMNS]

[PICTURE OF STOCK EXCHANGE FLOOR]

Eaton Vance Special Equities Fund as of December 31, 1998

Letter to Shareholders

[PHOTO OF JAMES B. HAWKES APPEARS HERE]

James B. Hawkes
President

Eaton Vance Special Equities Fund, Class A shares, had a total return of 15.8% during the year ended December 31, 1998. That return was the result of an increase in net asset value per share (NAV) from $6.99 on December 31, 1997 to $7.50 on December 31, 1998, and the reinvestment of $0.561 in capital gain distributions./1/

Class B shares had a total return of 15.7% for the same period, the result of an increase in NAV from $13.32 on December 31, 1997 to $14.82 on December 31, 1998, and the reinvestment of $0.561 in capital gain distributions./1/

Class C shares had a total return of 16.4% for the same period, the result of an increase in NAV from $9.96 on December 31, 1997 to $11.00 on December 31, 1998, and the reinvestment of $0.561 in capital gain distributions./1/

Regional economic woes and global credit concerns led to unusual market volatility...

In 1998, a number of factors contributed to extraordinary stock market volatility. Following an impressive rally in the first four months of the year, the market encountered increasing turbulence in the summer and fall that erased the year's previous gains. Many large-cap companies reported lackluster earnings, as currency crises in Asia and Brazil hampered foreign demand.

Fortunately, as it has so often in recent years, a vigilant Federal Reserve came to the rescue. Sensing the possibility of a global credit crunch, the Fed lowered interest rates on three occasions in the fall, boosting investor confidence. By year-end, the market had once again moved sharply higher.

The Fund continues to find promising opportunities in smaller growth companies...

Stock market volatility is understandably troubling to investors. However, we believe that market corrections are a healthy part of the investment cycle and can present excellent opportunities. In uncertain economic times, large, multi-national companies may suffer from a global slowdown. Some growth companies, on the other hand, are often able to generate strong revenue growth in their niche markets. Eaton Vance Special Equities Fund continues to focus on those opportunities. In the following pages, portfolio manager Edward Smiley discusses the past 12 months and offers his outlook for growth companies in the year ahead.

Sincerely,


/s/ James B. Hawkes

James B. Hawkes
President
February 9, 1999

--------------------------------------------------------------------------------

Fund Information
as of December 31, 1998

Performance/2/                                       Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               15.8%     15.7%   16.4%
Five Years                                             12.8       N.A.    N.A.
Ten Years                                              14.2       N.A.    N.A.
Life of Fund+                                           9.3      14.7    15.6

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                9.1%     10.7%   15.4%
Five Years                                             11.5       N.A.    N.A.
Ten Years                                              13.6       N.A.    N.A.
Life of Fund+                                           9.1      14.4    15.6

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

Ten Largest Holdings/3/
--------------------------------------------------------------------------------

Vitesse Semiconductor Corp.                2.0%
Acxiom Corp.                               1.9
Sanmina Corp.                              1.8
Mutual Risk Management Ltd.                1.7
Documentum Inc.                            1.7
Sepracor, Inc.                             1.7
Papa John's International, Inc.            1.6
Express Scripts, Inc. Class A              1.6
Level One Communications, Inc.             1.6
Catalina Marketing Corp.                   1.6

/1/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. /2/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5%
- 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC. /3/ Ten largest holdings account for 17.2% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Special Equities Fund as of December 31, 1998

MANAGEMENT DISCUSSION


[PHOTO OF EDWARD E. (JACK) SMILEY, JR. APPEARS HERE]

Edward E. (Jack) Smiley, Jr.

Portfolio Manager

An interview with
Edward E. (Jack) Smiley, Jr.,
portfolio manager of
Eaton Vance Special Equities Fund.

Q: Jack, this has been a very volatile year for the financial markets. What effect has the market turbulence had on the Fund's investment universe?

A: The market has indeed been volatile in the past year, and that has had a dramatic effect on valuations within certain segments of the growth stock universe. For example, the price-earnings multiples of small-cap stocks relative to large-cap stocks were the cheapest they have been in more than a decade. The discrepancy is largely the result of a tidal wave of cash into index funds, which boosted large-cap stocks while largely neglecting smaller stocks. That suggests much more value in the small-cap segment of the market and has created the opportunities we are seeing today.

Q: There are increasing signs of a slowing global economy. How might that affect growth stocks?

A: A slowdown would have a varying affect on different sectors. Companies in cyclical industries could feel some impact. On the other hand, for smaller companies in the technology and health care sectors, there has historically been little correlation between overall economic growth and stock performance. Far more important is the direction of interest rates, which have tended to decline in a weaker economy. Typically, periods of declining interest rates have provided a very favorable environment for growth stocks, as price-earnings multiples tend to expand. Not surprisingly, the Federal Reserve's decision to lower interest rates three times was greeted enthusiastically by investors, especially those in the small-cap universe.

     Moreover, this type of company has tended to operate independent of the overall economy. For example, a software or technology company in a fast-growth phase may continue to prosper in a recession through innovation or product breakthroughs. On the other hand, cyclical sectors, such as autos, chemicals, and papers -- areas we do not emphasize in the Fund -- may be negatively impacted by an economic downturn.

Q: Technology continued to play a large role in the Fund. What companies have you found attractive in that sector?

A: Technology has continued to be a mainstay of the Fund. Technology companies are producing the software, information technology, and database management tools that enable companies to improve their productivity, widen profit margins, and increase earnings.

Five Largest Industry Weightings/1/
--------------------------------------------------------------------------------

Information Services           14.3%
Health Services                10.1%
Electronics                     6.1%
Business Services               5.4%
Semiconductors                  5.3%


/1/ Because the Portfolio is actively managed, Industry Weightings are subject to change.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Special Equities Fund as of December 31, 1998

MANAGEMENT DISCUSSION CONT'D


     Among software manufacturers, Veritas Software Corp. produces enterprise data storage software, which enables companies to prevent data loss and file corruption as well as back up data. Elsewhere, Sapient Software Corp. manufactures software that provides information technology solutions. The company has been working on products tied to Internet commerce. In the medical software area, IDX Systems Corp. develops office management systems for managed care facilities and large medical practices. Medical Manager Corp. produces similar office software for smaller-scale medical practices.

     Elsewhere in technology, Micrel, Inc. is a leading manufacturer of advanced, high-performance electrical circuits used in computers and telecom equipment. Level One Communications, Inc. produces switching components for telecom and network applications. These products are considered key building blocks in the future growth of the Internet.

Q: Health services represented another large commitment for the Fund. Where have you invested among health care companies?

A: The Fund had a wide-ranging exposure to the medical products and health care services areas. Advances in medical research have created excellent opportunities in the drug, biotechnology, and medical device industries. At the same time, a rapidly aging population has improved the prospects for health care service providers.

     In the drug and biotech areas, Sepracor, Inc. was a large Fund investment. The company develops improved chemical entities (ICEs), which are new versions of existing drugs, but without the sometimes-harmful side effects. Sepracor has obtained patents on more than 40 drugs and has reached licensing agreements with several major pharmaceutical companies.

     Finally, in the health care delivery area, Renal Care Group, Inc. provides dialysis and ancillary treatments for patients with kidney disease. The company's earnings rose 70% in 1998 due to an increase in the number of procedures, improved cost controls, and an aggressive acquisition strategy. A medical device maker, MiniMed, Inc., develops metered dosing devices that provide diabetic patients a steady and more reliable medication flow.

Q: You mentioned that some companies often thrive on innovation. Could you give an example?

A: Yes. Abacus Direct Corp. is a good example of a company that has found its own niche through an innovative marketing effort. As most consumers know, the retailing industry today is increasingly competitive, with traditional store retailers competing with catalogs and, more recently, Internet-based retailers. The result is a much more fragmented retail market. Abacus Direct collects consumers' spending data and compiles that data into an extensive database that is sold to the retail sector. That service helps retailers more closely target their marketing efforts, thereby improving results, while significantly reducing costs.

     Catalina Marketing Corp. performs similar market research. The company provides grocery stores with valuable feedback on the buying habits of shoppers. Harte-Hanks Communications, Inc. maintains a sophisticated database that helps companies reach targeted customers and warehouses that data for advertisers.

Q:   Did you have any major holdings among consumer-related companies?

A: Yes. One of the Fund's largest holdings was Papa John's International, Inc. This

Eaton Vance Special Equities Fund as of December 31, 1998

MANAGEMENT DISCUSSION CONT'D


     pizza restaurant chain has expanded to 1,800 corporate-owned and franchised stores and continues to pursue an ambitious expansion program. The company has made quality and fresh ingredients hallmarks of its food products and has consistently been voted near the top in consumer pizza surveys.

Q: Jack, looking ahead, what is your outlook for growth stocks in the coming year?

A: While some areas of the market have reached excessive valuations, we are still able to find some compelling values, particularly among smaller companies. As I indicated earlier, I'm encouraged by the Fed's recent decision to lower interest rates. Another positive is the rapid advances in the technology and medical areas, each well-represented in the Fund. These advances can have a most significant impact on revenue and earnings growth.

     It is worthwhile to remember that growth stocks have historically outperformed most other asset classes over the long-term. We believe that it can be a sound investment strategy to devote a portion of one's assets to growth stocks and to maintain a four-to-seven year outlook.

     Finally, it is important to note that in a slowing economy, investors look for companies that are able to maintain relatively strong earnings momentum. This trait is characteristic of many companies in the growth company universe. Typically they have their own product cycles, which are independent of the broad economic cycle, and may, therefore, represent opportunities at a time when cyclical stocks are in retreat. I believe that Eaton Vance Special Equities Fund is well-positioned to share in those opportunities.

Eaton Vance Special Equities Fund, Class A vs.
Standard & Poor's Small Cap 600 Index and the S&P 500 Index*
December 31, 1988 - December 31, 1998

    Date           Fund/NAV           Fund/MOP          S&P 600         S&P 500
    ----           --------           --------          -------         -------

12/31/88            $10,000             $9,432          $10,000         $10,000
 1/31/89            $10,378             $9,788          $10,257         $10,711
 2/28/89            $10,247             $9,664          $10,312         $10,401
 3/31/89            $10,449             $9,855          $10,492         $10,708
 4/30/89            $11,008            $10,382          $10,996         $11,244
 5/31/89            $11,627            $10,966          $11,408         $11,639
 6/30/89            $11,266            $10,625          $11,272         $11,651
 7/31/89            $11,951            $11,271          $11,654         $12,680
 8/31/89            $12,247            $11,550          $11,901         $12,877
 9/30/89            $12,460            $11,752          $11,907         $12,896
10/31/89            $12,219            $11,525          $11,197         $12,572
11/30/89            $12,340            $11,638          $11,304         $12,780
12/31/89            $12,357            $11,654          $11,386         $13,159
 1/31/90            $11,398            $10,750          $10,337         $12,253
 2/28/90            $11,906            $11,230          $10,591         $12,358
 3/31/90            $12,444            $11,737          $10,920         $12,761
 4/30/90            $12,134            $11,444          $10,466         $12,418
 5/31/90            $13,808            $13,023          $11,205         $13,560
 6/30/90            $14,159            $13,354          $11,197         $13,560
 7/31/90            $13,667            $12,890          $10,605         $13,489
 8/31/90            $12,181            $11,489           $9,297         $12,217
 9/30/90            $11,262            $10,622           $8,432         $11,705
10/31/90            $10,923            $10,302           $7,837         $11,627
11/30/90            $11,924            $11,246           $8,405         $12,324
12/31/90            $12,666            $11,946           $8,689         $12,749
 1/31/91            $13,950            $13,157           $9,313         $13,278
 2/28/91            $15,172            $14,309          $10,368         $14,172
 3/31/91            $16,071            $15,157          $11,020         $14,594
 4/30/91            $15,717            $14,824          $11,045         $14,599
 5/31/91            $16,784            $15,830          $11,480         $15,162
 6/30/91            $15,693            $14,801          $10,985         $14,562
 7/31/91            $16,939            $15,976          $11,418         $15,216
 8/31/91            $17,386            $16,398          $11,918         $15,515
 9/30/91            $17,156            $16,181          $12,019         $15,340
10/31/91            $17,882            $16,866          $12,442         $15,522
11/30/91            $17,324            $16,339          $11,883         $14,840
12/31/91            $19,926            $18,794          $12,902         $16,617
 1/31/92            $19,759            $18,636          $13,883         $16,286
 2/28/92            $19,989            $18,853          $14,175         $16,442
 3/31/92            $18,838            $17,767          $13,779         $16,199
 4/30/92            $18,022            $16,997          $13,224         $16,651
 5/31/92            $17,938            $16,918          $13,376         $16,667
 6/30/92            $17,226            $16,247          $12,864         $16,507
 7/31/92            $18,168            $17,135          $13,342         $17,157
 8/31/92            $17,833            $16,820          $12,962         $16,745
 9/30/92            $18,189            $17,155          $13,331         $17,027
10/31/92            $18,671            $17,609          $13,886         $17,063
11/30/92            $20,136            $18,991          $15,080         $17,580
12/31/92            $20,467            $19,303          $15,617         $17,881
 1/31/92            $20,899            $19,711          $16,035         $18,007
 2/28/93            $19,397            $18,294          $15,578         $18,196
 3/31/93            $19,784            $18,659          $16,174         $18,659
 4/30/93            $18,190            $17,156          $15,585         $18,185
 5/31/93            $19,442            $18,337          $16,422         $18,598
 6/30/93            $19,374            $18,273          $16,525         $18,748
 7/31/93            $19,055            $17,972          $16,695         $18,648
 8/31/93            $20,034            $18,895          $17,577         $19,290
 9/30/93            $20,626            $19,454          $18,215         $19,230
10/31/93            $20,831            $19,647          $18,565         $19,603
11/30/93            $20,376            $19,217          $17,900         $19,350
12/31/93            $20,700            $19,524          $18,548         $19,675
 1/31/94            $20,970            $19,778          $18,986         $20,314
 2/28/94            $20,848            $19,662          $18,931         $19,704
 3/31/94            $19,031            $17,949          $17,572         $18,935
 4/30/94            $19,031            $17,949          $17,835         $19,153
 5/31/94            $18,515            $17,462          $17,482         $19,391
 6/30/94            $17,533            $16,536          $16,833         $19,016
 7/31/94            $17,778            $16,768          $17,044         $19,615
 8/31/94            $19,399            $18,296          $18,204         $20,353
 9/30/94            $18,810            $17,740          $18,110         $19,946
10/31/94            $19,178            $18,088          $17,929         $20,362
11/30/94            $18,392            $17,347          $17,244         $19,558
12/31/94            $18,713            $17,649          $17,661         $19,942
 1/31/95            $18,523            $17,470          $17,412         $20,426
 2/28/95            $19,312            $18,214          $18,129         $21,163
 3/31/95            $19,774            $18,650          $18,496         $21,878
 4/30/95            $19,774            $18,650          $18,908         $22,490
 5/31/95            $19,992            $18,855          $19,205         $23,306
 6/30/95            $20,454            $19,291          $20,257         $23,959
 7/31/95            $21,678            $20,446          $21,807         $24,721
 8/31/95            $22,276            $21,010          $22,280         $24,713
 9/30/95            $22,222            $20,959          $22,849         $25,858
10/31/95            $21,406            $20,189          $21,722         $25,729
11/30/95            $22,304            $21,036          $22,580         $26,785
12/31/95            $23,076            $21,764          $22,953         $27,409
 1/31/96            $23,018            $21,709          $23,001         $28,303
 2/28/96            $23,885            $22,528          $23,755         $28,500
 3/31/96            $24,001            $22,637          $24,264         $28,879
 4/30/96            $25,071            $23,646          $25,656         $29,267
 5/31/96            $26,112            $24,628          $26,567         $29,936
 6/30/96            $25,881            $24,409          $25,526         $30,172
 7/31/96            $23,914            $22,555          $23,770         $28,791
 8/31/96            $25,071            $23,646          $25,239         $29,333
 9/30/96            $27,008            $25,473          $26,347         $31,097
10/31/96            $27,413            $25,855          $26,165         $31,910
11/30/96            $28,628            $27,000          $27,523         $34,251
12/31/96            $28,558            $26,935          $27,845         $33,686
 1/31/97            $29,356            $27,687          $28,307         $35,752
 2/28/97            $27,027            $25,490          $27,721         $35,964
 3/31/97            $25,113            $23,685          $26,299         $34,595
 4/30/97            $25,113            $23,685          $26,622         $36,616
 5/31/97            $28,851            $27,211          $29,750         $38,761
 6/30/97            $30,097            $28,387          $31,065         $40,622
 7/31/97            $31,344            $29,562          $33,019         $43,795
 8/31/97            $31,155            $29,384          $33,852         $41,279
 9/30/97            $32,628            $30,773          $36,089         $43,660
10/31/97            $31,797            $29,989          $34,530         $42,154
11/30/97            $31,495            $29,704          $34,278         $44,034
12/31/97            $32,607            $30,753          $34,970         $44,909
 1/31/98            $32,560            $30,709          $34,289         $45,365
 2/28/98            $35,219            $33,217          $37,412         $48,560
 3/31/98            $36,913            $34,814          $38,841         $51,160
 4/30/98            $37,566            $35,430          $39,071         $51,624
 5/31/98            $34,999            $33,010          $37,000         $50,652
 6/30/98            $36,679            $34,594          $37,103         $52,844
 7/31/98            $34,253            $32,305          $34,269         $52,230
 8/31/98            $27,533            $25,968          $27,655         $44,615
 9/30/98            $30,473            $28,740          $29,347         $47,598
10/31/98            $31,873            $30,061          $30,709         $51,419
11/30/98            $34,066            $32,129          $32,438         $54,460
12/31/98            $37,765            $35,619          $34,507         $57,717


Performance**                                       Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                              15.8%     15.7%     16.4%
Five Years                                            12.8       N.A.      N.A.
Ten Years                                             14.2       N.A.      N.A.
Life of Fund+                                          9.3      14.7      15.6

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               9.1%     10.7%     15.4%
Five Years                                            11.5       N.A.      N.A.
Ten Years                                             13.6       N.A.      N.A.
Life of Fund+                                          9.1      14.4      15.6

+ Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94


* Source: Towers Data Systems, Bethesda, MD.
The chart compares the Fund's total return with that of the S&P 600 SmallCap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value
(NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an Index. With this report, we are establishing the S&P 600 SmallCap Index as the Fund's primary benchmark in the belief that it more accurately reflects the Fund's investment universe than does the S&P 500 Index. We are including both Indices in this report. An investment in the Fund's Class B shares on 8/31/94 at net asset value would have been worth $17,791 on December 31, 1998; $17,591 including applicable CDSC. An investment in the Fund's Class C shares on 11/30/94 at net asset value would have been worth $18,723 on December 31, 1998.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Special Equities Fund as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
----------------------------------------------------------------------------------------
Investment in Special Investment Portfolio, at
     value (identified cost, $58,867,260)                                $   78,750,301
Receivable for Fund shares sold                                                  47,855
Deferred organization expenses                                                   13,754
----------------------------------------------------------------------------------------
Total assets                                                             $   78,811,910
----------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         $      196,581
Payable to affiliate for Trustees' fees                                             564
Other accrued expenses                                                           64,375
----------------------------------------------------------------------------------------
Total liabilities                                                        $      261,520
----------------------------------------------------------------------------------------
Net Assets                                                               $   78,550,390
----------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------
Paid-in capital                                                          $   57,053,792
Accumulated undistributed net realized gain from Portfolio
     (computed on the basis of identified cost)                               1,613,557
Net unrealized appreciation from Portfolio (computed on the
     basis of identified cost)                                               19,883,041
----------------------------------------------------------------------------------------
Total                                                                    $   78,550,390
----------------------------------------------------------------------------------------


Class A Shares
----------------------------------------------------------------------------------------
Net Assets                                                               $   73,895,717
Shares Outstanding                                                            9,848,682
Net Asset Value and Redemption Price Per Share
     (net assets / shares of beneficial interest outstanding)            $         7.50
Maximum Offering Price Per Share
     (100 / 94.25 of $7.50)                                              $         7.96
----------------------------------------------------------------------------------------


Class B Shares
----------------------------------------------------------------------------------------
Net Assets                                                               $    3,945,880
Shares Outstanding                                                              266,287
Net Asset Value, Offering Price and Redemption Price Per Share
     (net assets / shares of beneficial interest outstanding)            $        14.82
----------------------------------------------------------------------------------------


Class C Shares
----------------------------------------------------------------------------------------
Net Assets                                                               $      708,793
Shares Outstanding                                                               64,465
Net Asset Value, Offering Price and Redemption Price Per Share
     (net assets / shares of beneficial interest outstanding)            $        11.00
----------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
December  31, 1998
Investment Income
----------------------------------------------------------------------------------------
Dividends allocated from
     Portfolio (net of foreign taxes $748)                               $      187,592
Interest allocated from Portfolio                                               194,778
Expenses allocated from Portfolio                                              (580,885)
----------------------------------------------------------------------------------------
Net investment loss from Portfolio                                       $     (198,515)
----------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------
Trustees fees and expenses                                               $        2,398
Distribution and service fees
     Class A                                                                     78,851
     Class B                                                                     33,054
     Class C                                                                     12,532
Transfer and dividend disbursing agent fees                                     144,288
Registration fees                                                                44,406
Legal and accounting services                                                    23,289
Printing and postage                                                             20,005
Amortization of organization expenses                                            19,254
Custodian fee                                                                    15,617
Miscellaneous                                                                     8,135
----------------------------------------------------------------------------------------
Total expenses                                                           $      401,829
----------------------------------------------------------------------------------------


Net investment loss                                                      $     (600,344)
----------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                     $    8,602,335
----------------------------------------------------------------------------------------
Net realized gain                                                        $    8,602,335
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments                                                         $    3,223,462
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                     $    3,223,462
----------------------------------------------------------------------------------------

Net realized and unrealized gain                                         $   11,825,797
----------------------------------------------------------------------------------------

Net increase in net assets from operations                               $   11,225,453
----------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Special Equities Fund as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                         Year Ended                Year Ended
in Net Assets                               December 31, 1998         December 31, 1997
----------------------------------------------------------------------------------------
From operations--
     Net investment loss                      $      (600,344)          $      (338,399)
     Net realized gain                              8,602,335                12,638,422
     Net change in unrealized
         appreciation (depreciation)                3,223,462                (2,467,352)
----------------------------------------------------------------------------------------
Net increase in net assets
     from operations                          $    11,225,453           $     9,832,671
----------------------------------------------------------------------------------------
Distributions to shareholders --
     From net realized gain
         Class A                              $    (5,187,831)          $   (22,988,175)
         Class B                                     (142,469)                       --
         Class C                                      (33,753)                       --
     In excess of net realized gain
         Class A                                           --                (1,224,953)
----------------------------------------------------------------------------------------
Total distributions to shareholders           $    (5,364,053)          $   (24,213,128)
----------------------------------------------------------------------------------------
Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
         Class A                              $     1,893,610           $    35,975,118
         Class B                                    1,665,734                        --
         Class C                                    1,827,760                        --
     Issued in reorganization of EV
         Marathon and EV Classic
         Special Equities Funds
         Class B                                    3,498,869                        --
         Class C                                    1,401,510                        --
     Net asset value of shares issued
         to shareholders in payment
         of distributions declared
         Class A                                    4,613,846                21,098,427
         Class B                                      130,570                        --
         Class C                                       33,747                        --
     Cost of shares redeemed
         Class A                                  (11,222,902)              (46,548,090)
         Class B                                   (1,730,770)                       --
         Class C                                   (2,566,571)                       --
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from Fund share transactions             $      (454,597)          $    10,525,455
----------------------------------------------------------------------------------------

Net increase (decrease) in net assets         $     5,406,803           $    (3,855,002)
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year                          $    73,143,587           $    76,998,589
----------------------------------------------------------------------------------------
At end of year                                $    78,550,390           $    73,143,587
----------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Special Equities Fund as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                  Year Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                                    1998                   1997        1996       1995       1994
                                                      ------------------------------     -------------------------------------------
                                                       Class A    Class B    Class C     Class A     Class A    Class A    Class A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $ 6.990    $13.320    $ 9.960     $ 8.950     $ 7.980    $ 6.880    $ 8.430
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    $(0.055)   $(0.162)   $(0.241)    $(0.032)    $(0.009)   $(0.009)   $(0.013)
Net realized and unrealized gain (loss)                  1.126      2.223      1.842       0.922       1.874      1.599     (0.807)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $ 1.071    $ 2.061    $ 1.601     $ 0.890     $ 1.865    $ 1.590    $(0.820)
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                 $(0.561)   $(0.561)   $(0.561)    $(2.706)    $(0.895)   $(0.490)   $(0.727)
In excess of net realized gain                              --         --         --      (0.144)         --         --         --
From tax return of capital                                  --         --         --          --          --         --     (0.003)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $(0.561)   $(0.561)   $(0.561)    $(2.850)    $(0.895)   $(0.490)   $(0.730)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $ 7.500    $14.820    $11.000     $ 6.990     $ 8.950    $ 7.980    $ 6.880
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                                         15.82%     15.74%     16.44%      14.18%      23.76%     23.31%     (9.60)%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                $73,896    $ 3,946    $   709     $73,144     $76,999    $70,456    $63,852
Ratios (As a percentage of average daily net assets):
      Expenses (2)                                        1.23%      2.09%      2.11%       1.12%       1.04%      1.08%      1.02%
      Net investment loss                                (0.76)%    (1.25)%    (1.24)%     (0.46)%     (0.10)%    (0.12)%    (0.17)%
Portfolio turnover (3)                                      --         --         --          --          --         --         37%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Special Equities Fund as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Investment Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $5,364,053 as long-term taxable gain distribution for its taxable year ended December 31, 1998.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The Fund's present policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Special Equities Fund as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                  Year Ended December 31,
                                          --------------------------------------
   Class A                                1998                         1997
   -----------------------------------------------------------------------------
   Sales                                 256,223                    4,415,029

   Issued to
     shareholders electing to
     receive payments of distributions
     in Fund shares                      653,229                    3,097,585

   Redemptions                        (1,529,766)                  (5,649,305)
   -----------------------------------------------------------------------------

   Net increase (decrease)              (620,314)                   1,863,309
   -----------------------------------------------------------------------------

                                                            Year Ended
   Class B                                                  December 31, 1998
   -----------------------------------------------------------------------------

   Sales                                                              120,423

   Issued to shareholders electing to
     receive payment of distributions in
     Fund shares                                                       9,385

   Redemptions
                                                                    (126,187)
   Issued to EV Marathon Special Equities
     Fund shareholders                                               262,666
   -----------------------------------------------------------------------------

   Net increase                                                      266,287
   -----------------------------------------------------------------------------


                                                           Year Ended
    Class C                                                December 31, 1998
   -----------------------------------------------------------------------------

   Sales                                                             172,684

   Issued to shareholders electing to
     receive payment of distributions in
     Fund shares                                                       3,262

   Redemptions
                                                                    (252,164)
   Issued to EV Classic Special Equities
     Fund shareholders                                               140,683
   -----------------------------------------------------------------------------

   Net increase                                                       64,465
   -----------------------------------------------------------------------------

4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,119 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 1998.

   Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

5  Distribution and Service Plans
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets attributable to Class B and Class C shares, respectively. The Fund paid or accrued $25,820 and $9,399 for Class B and Class C shares, respectively to or payable to EVD for the year ended December 31, 1998, representing 0.75% of the average daily net assets for Class B and Class C shares. At

Eaton Vance Special Equities Fund as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   December 31, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans were approximately $79,000 and $247,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each Class to make payments of service fees to EVD, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least twelve months. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 1998 amounted to $78,851, $7,234 and $3,133 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class
   B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $7,000 and $900 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended
   December 31, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,783,708 and $16,629,759, respectively for the year ended December 31, 1998.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Traditional Special Equities Fund acquired the net assets of the EV Marathon Special Equities Fund and the EV Classic Special Equities Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Special Equities Fund, at the closing, issued 262,666 Class B shares and 140,683 Class C shares of the Fund having an aggregate value of $3,498,869 and $1,401,510, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Special Equities Fund and EV Classic Special Equities Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Special Equities Fund's and EV Classic Special Equities Fund's net assets at the date of the transaction were $3,498,869 and $1,401,510, respectively, including $605,373 and $372,397 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Special Equities Fund (formerly EV Traditional Special Equities Fund) were $78,043,966 with a net asset value of $6.99, $13.32 and $9.96 for Class A, Class B and Class C shares, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, EV Traditional Special Equities Fund changed its name to Eaton Vance Special Equities Fund.

Eaton Vance Special Equities Fund as of December 31, 1998

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Eaton
Vance Special Equities Fund:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund (the "Fund") (formerly EV Traditional Special Equities Fund) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



                                          PricewaterhouseCoopers LLP
                                          Boston, Massachusetts
                                          February 5, 1999

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks -- 97.4%

Security                                   Shares            Value
--------------------------------------------------------------------------------

Advertising -- 3.9%
--------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                18,000            $ 1,230,750
Specialized market research.
Harte-Hanks Communications, Inc.           33,000                940,500
Owns and operates an international
direct marketing company.
Outdoor Systems, Inc.(1)                   31,000                930,000
Dominant operator of outdoor
advertising.
--------------------------------------------------------------------------------
                                                             $ 3,101,250
--------------------------------------------------------------------------------

Banks - Regional -- 3.0%
--------------------------------------------------------------------------------
City National Corp.                        22,000            $   915,750
Offers a wide variety of personal
and business banking services.
Cullen/Frost Bankers, Inc.                 18,000                987,750
The largest independent bank
holding company in Texas.
Northfork Bancorp                          18,000                430,875
Provides commercial banking
services to the New York and
Connecticut areas.
--------------------------------------------------------------------------------
                                                             $ 2,334,375
--------------------------------------------------------------------------------

Banks and Money Services -- 0.7%
--------------------------------------------------------------------------------
Bank United Corp.                          13,000            $   510,250
Operates 70 branch bank system in Texas.
--------------------------------------------------------------------------------
                                                             $   510,250
--------------------------------------------------------------------------------

Biotechnology -- 2.1%
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)             10,000            $   355,625
Researches and develops
pharmaceutical and diagnostic
products.
Sepracor, Inc.(1)                          15,000              1,321,875
Develops pharmaceutical drugs.
--------------------------------------------------------------------------------
                                                             $ 1,677,500
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.2%
--------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A(1)        9,000            $   390,375
Diversified media company.
Heftel Broadcasting Corp.(1)               11,000                541,750
The largest Spanish-language radio
broadcasting company in the U.S.
--------------------------------------------------------------------------------
                                                             $   932,125
--------------------------------------------------------------------------------

Business Products and Services-- 5.1%
--------------------------------------------------------------------------------
Abacus Direct Corp.(1)                     25,000            $ 1,137,500
Provider of specialized marketing
programs.
CN Maximus, Inc.(1)                        32,650              1,208,050
Management consulting group.
Personnel Group of America, Inc.(1)        60,000              1,050,000
Temporary employment company.
Sylvan Learning Systems, Inc.(1)           20,000                610,000
Operates specialized educational
tutoring and testing centers.
--------------------------------------------------------------------------------
                                                             $ 4,005,550
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 5.4%
--------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)        23,000            $   793,500
Provides services to the
pharmaceutical industry.
Concord EFS, Inc.(1)                       14,000                593,250
Provides electronic payment and
verification for debit and credit
card transactions for retailers.
Corrections Corp. of America(1)            31,000                546,375
The number one builder and
operator of for-profit prisons
worldwide.
Iron Mountain, Inc.(1)                     14,000                504,875
One of the largest record
management companies in the U.S.
ISS Group, Inc.(1)                          1,150                 63,250
Provides network security
monitoring, detection, and
response software.
On Assignment, Inc.(1)                     27,000                931,500
Provides temporary scientific and
environmental professionals to
laboratories.
United Road Services, Inc.(1)              44,000                808,500
Offers a range of towing and transport
services.
--------------------------------------------------------------------------------
                                                             $ 4,241,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.2%
--------------------------------------------------------------------------------
Comverse Technology, Inc.(1)               13,000            $   923,000
Specialized communications
products.
--------------------------------------------------------------------------------
                                                             $   923,000
--------------------------------------------------------------------------------


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                                   Shares            Value
--------------------------------------------------------------------------------

Communications Services -- 0.6%
--------------------------------------------------------------------------------
McLeodUSA, Inc.(1)                         14,000            $   437,500
Provides integrated
telecommunications services to
business and residential customers.
--------------------------------------------------------------------------------
                                                             $   437,500
--------------------------------------------------------------------------------

Computer Software -- 2.2%
--------------------------------------------------------------------------------
Documentum, Inc.(1)                        25,000            $ 1,335,938
Provides niche software enabling
large corporations to integrate
their documents into a central
system.
International Integration, Inc.(1)         25,000                425,000
Provides application migration and
custom software development
services.
--------------------------------------------------------------------------------
                                                             $ 1,760,938
--------------------------------------------------------------------------------

Consumer Services -- 1.3%
--------------------------------------------------------------------------------
Strayer Education, Inc.                    30,065            $ 1,059,791
Specialized supplemental education
services.
--------------------------------------------------------------------------------
                                                             $ 1,059,791
--------------------------------------------------------------------------------

Electrical Equipment -- 2.4%
--------------------------------------------------------------------------------
Level One Communications, Inc.(1)          35,000            $ 1,242,500
Designs and sells integrated circuits.
Micrel, Inc.(1)                            12,000                660,000
Designs and sells analog integrated
circuits.
--------------------------------------------------------------------------------
                                                             $ 1,902,500
--------------------------------------------------------------------------------

Electronics - Equipment -- 0.5%
--------------------------------------------------------------------------------
Etec Systems, Inc.(1)                      10,000            $   400,000
Manufactures high precision masks
used to print circuit patterns
onto semiconductor wafers.
--------------------------------------------------------------------------------
                                                             $   400,000
--------------------------------------------------------------------------------

Electronics - Instruments -- 6.1%
--------------------------------------------------------------------------------
Cognex Corp.(1)                            27,000            $   540,000
Provides machine vision systems
which are used to automate the
manufacturing process.
Helix Technology Corp.                     16,025                208,325
Develops technology used in the
manufacturing of electronic
components.
Microchip Technology, Inc.(1)              21,000                777,000
Manufactures specialized
semiconductors.
Novellus System, Inc.                       8,000                396,000
Designs chemical systems which are
used in the creation of
semiconductors.
Sanmina Corp.(1)                           22,050              1,378,125
Operates contract manufacturing
facilities for high tech companies.
Sipex Corp.(1)                             26,000                913,250
Creates circuits for use in
products such as computers and
cellular phones which minimizes
the use of battery power.
Synopsys, Inc.(1)                          10,500                569,625
Creates design automation products
to develop, simulate, and test the
performance of integrated circuits.
--------------------------------------------------------------------------------
                                                             $ 4,782,325
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 5.3%
--------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)            14,000            $   475,563
Provides semiconductor chips which
move large amounts of information
at high speeds.
Dallas Semiconductor Corp.                 22,100                900,575
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
Linear Technologies Corp.                   6,000                537,375
Designs and manufactures chips
which translate information from
analog form.
PMC-Sierra, Inc.(1)                        10,000                631,250
Provides high speed
internetworking component
solutions.
Vitesse Semiconductor Corp.(1)             35,000              1,596,874
Provides digital circuits used for
communications products.
--------------------------------------------------------------------------------
                                                             $ 4,141,637
--------------------------------------------------------------------------------

Entertainment -- 2.2%
--------------------------------------------------------------------------------
Cinar Films, Inc., Class B(1)              12,000            $   304,500
Develops, produces, and
distributes educational and
entertainment TV shows and films
for children and families.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------------
MGM Grand, Inc.(1)                         12,000            $   325,500
Develops, owns, and runs hotels
and casinos worldwide.
Speedway Motorsports, Inc.(1)              38,000              1,083,000
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor
Speedway", "Charlotte Motor
Speedway", "Texas Motor Speedway",
and "600 Racing".
--------------------------------------------------------------------------------
                                                             $ 1,713,000
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
E*Trade Group, Inc.(1)                     13,000            $   608,157
Innovative, high quality
electronic internet stock
brokerage firm.
--------------------------------------------------------------------------------
                                                             $   608,157
--------------------------------------------------------------------------------

Financial - Specialty -- 0.6%
--------------------------------------------------------------------------------
Enhance Finance Service Group, Inc.        17,000            $   510,000
Provides insurance for municipal
debt obligations and issues
financial responsibility bonds.
--------------------------------------------------------------------------------
                                                             $   510,000
--------------------------------------------------------------------------------

Foods -- 1.3%
--------------------------------------------------------------------------------
Lance, Inc.                                50,249            $ 1,001,839
Produces single-serve packages of
snack foods and bakery products.
--------------------------------------------------------------------------------
                                                             $ 1,001,839
--------------------------------------------------------------------------------

Health Care Services -- 1.0%
--------------------------------------------------------------------------------
NCS Healthcare, Inc., Class A(1)           33,000            $   783,750
An independent provider of pharmacy
services.
--------------------------------------------------------------------------------
                                                             $   783,750
--------------------------------------------------------------------------------

Health Services -- 10.1%
--------------------------------------------------------------------------------
Biomatrix, Inc.(1)                          9,000            $   524,250
Develops and manufactures products
used for orthopedics and
ophthalmology.
Compdent Corp.(1)                          32,000                332,000
Offers a full line of dental care
plan services.
Express Scripts, Inc., Class A(1)          19,000              1,275,375
Rapidly growing pharmacy specialist.
Health Management Associates, Inc.,
Class A(1)                                 22,000                475,750
Hospital chain.
MedQuist, Inc.(1)                          11,000                434,500
Provides electronic transcription
and data management services to
the healthcare industry.
MiniMed, Inc.(1)                           10,050              1,052,738
Developer and manufacturer of
medical devices focusing on
diabetics.
Omnicare, Inc.                             15,000                521,250
Provides pharmacy services to
retirement centers.
Province Healthcare Co.(1)                 10,000                358,750
Acquires and operates rural
hospitals.
Renal Care Group, Inc.(1)                  31,000                893,188
One of the largest providers of
renal treatment centers.
Serologicals Corp.(1)                      32,000                960,000
Obtains antibodies from donors for
use in products made by health
companies.
Sunrise Assisted Living, Inc.(1)           22,100              1,146,438
One of the leading operators of
assisted care facilities for
senior citizens.
--------------------------------------------------------------------------------
                                                             $ 7,974,239
--------------------------------------------------------------------------------

Information Services -- 14.3%
--------------------------------------------------------------------------------
Acxiom Corp.(1)                            48,000            $ 1,487,999
Database information services.
Affiliated Computer Services,
Inc., Class A(1)                           26,100              1,174,500
Nationwide provider of information
processing services.
Aspect Development, Inc.(1)                18,000                797,625
Information processing services
specialist.
BISYS Group, Inc. (The)(1)                 19,000                980,875
Services financial institutions
with computer, administrative and
marketing support data processing
services.
Cambridge Technology Partners,
Inc.(1)                                    13,000                287,625
Software consulting company.
Cognos, Inc.(1)                             9,000                225,000
Manufactures software for data
analysis.
Dendrite International(1)                  10,000                249,688
Produces marketing software.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
Eclipsys Corp.(1)                          20,000            $   580,000
Markets healthcare information.
IDX Systems Corp.(1)                       25,000              1,100,000
Healthcare information systems.
Medical Manager Corp.(1)                   36,000              1,129,500
Provides the Medical Manager
physician practice management
system.
New Era of Networks(1)                      4,000                176,000
Creates integration software used
in the upgrading of outdated
computer systems and data transfer
between programs.
Nova Corp.(1)                              29,000              1,005,938
Nation's largest bankcard processor.
Peregrine Systems, Inc.(1)                  5,000                231,875
Creates software to aid in
managing and monitoring business
through the use of
a network.
Sapient Corp.(1)                            7,000                392,000
Provides custom based software.
Siebel Systems, Inc.(1)                    16,000                543,000
Supplies sales, marketing, and
customer service information
systems.
Veritas Software Co.(1)                    15,250                914,047
Provides communications companies
with software measuring systems.
--------------------------------------------------------------------------------
                                                             $11,275,672
--------------------------------------------------------------------------------

Insurance -- 3.6%
--------------------------------------------------------------------------------
Mercury General Corp.                      15,000            $   657,188
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                34,506              1,350,047
Specialty insurer focusing on
workmen's compensation.
Reinsurance Group of America, Inc.         14,000                850,500
Provides life reinsurance in North
America.
--------------------------------------------------------------------------------
                                                             $ 2,857,735
--------------------------------------------------------------------------------

Investment Services -- 1.2%
--------------------------------------------------------------------------------
Centura Banks, Inc.                        11,000            $   818,125
Growing Southeastern bankers.
PIMCO Advisors Holdings L.P.                3,000                 93,375
Provides investment management services.
--------------------------------------------------------------------------------
                                                             $   911,500
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.5%
--------------------------------------------------------------------------------
ResortQuest International, Inc.(1)         25,000            $   365,625
Provides vacation condominium and
home rentals in the United States.
--------------------------------------------------------------------------------
                                                             $   365,625
--------------------------------------------------------------------------------

Medical Products -- 4.4%
--------------------------------------------------------------------------------
Haemonetics Corp.(1)                       40,500            $   921,375
Designs and manufactures equipment
for the collection, processing and
surgical salvage of blood.
Ocular Sciences, Inc.(1)                   30,000                802,500
Manufactures and markets a broad
line of disposable contact lenses.
Osteotech, Inc.(1)                         10,000                465,000
Markets products to facilitate in
the healing of the bones and
muscles.
Respironics, Inc.(1)                       44,000                881,377
Manufactures respiratory products.
Steris Corp.(1)                            14,000                398,125
Provider of infection-prevention
systems.
--------------------------------------------------------------------------------
                                                             $ 3,468,377
--------------------------------------------------------------------------------

Metals - Industrial -- 0.4%
--------------------------------------------------------------------------------
Stillwater Mining Co.(1)                    8,000            $   328,000
Explores, develops and mines
platinum and palladium.
--------------------------------------------------------------------------------
                                                             $   328,000
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.6%
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                       9,300            $    69,750
Emerging growth energy company
with good exploration track record.
Louis Dreyfus Natural Gas(1)               43,940                626,145
Niche developer and driller of gas
properties.
Newfield Exploration Co.(1)                25,000                521,875
Acquires and develops energy
properties in domestic U.S.
Nuevo Energy Co.(1)                        45,000                517,500
Explores and produces natural gas
and oil.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                   Shares            Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production (continued)
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                    40,000            $   345,000
Buys oil producing properties in
the U.S. and South America.
--------------------------------------------------------------------------------
                                                             $ 2,080,270
--------------------------------------------------------------------------------

Printing and Business Products -- 0.3%
--------------------------------------------------------------------------------
Valassis Communications, Inc.(1)            5,000            $   258,125
Publishes coupons.
--------------------------------------------------------------------------------
                                                             $   258,125
--------------------------------------------------------------------------------

Publishing -- 1.4%
--------------------------------------------------------------------------------
Central Newspapers, Inc., Class A          15,000            $ 1,071,563
Publishes the Arizona Republic,
the Arizona Business Gazette, the
Indianapolis Star, the
Indianapolis News, and community
newspapers in Indiana and
Louisiana.
--------------------------------------------------------------------------------
                                                             $ 1,071,563
--------------------------------------------------------------------------------

REITS -- 0.7%
--------------------------------------------------------------------------------
Public Storage, Inc.                       21,300            $   576,431
Real Estate Investment Trust
(REIT) which invests in mini-warehouses
and self-service facilities.
--------------------------------------------------------------------------------
                                                             $   576,431
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.1%
--------------------------------------------------------------------------------
Papa John's International, Inc.(1)         29,000            $ 1,279,625
Rapidly growing restaurant chain.
Sonic Corp.(1)                             15,000                373,125
Largest chain of service drive-ins
in the U.S.
--------------------------------------------------------------------------------
                                                             $ 1,652,750
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 5.2%
--------------------------------------------------------------------------------
American Eagle Outfitters(1)                7,000            $   466,375
Sells casual apparel for men and women.
Bed Bath and Beyond, Inc.(1)               26,000                887,250
Specialty retailer.
Ethan Allen Interiors, Inc.                25,000              1,025,000
Manufactures home furnishings.
O'Reilly Automotive, Inc.(1)               15,000                708,750
Supplier of automotive equipment
and accessories.
The Mens Wearhouse, Inc.(1)                32,000              1,016,000
Specialty apparel chain.
--------------------------------------------------------------------------------
                                                             $ 4,103,375
--------------------------------------------------------------------------------

Semiconductor Equipment -- 1.0%
--------------------------------------------------------------------------------
PRI Automation, Inc.(1)                    30,000            $   780,000
Material handling equipment for
high cost semiconductor wafers.
--------------------------------------------------------------------------------
                                                             $   780,000
--------------------------------------------------------------------------------

Software Services -- 0.6%
--------------------------------------------------------------------------------
Great Plains Software, Inc.(1)             10,000            $   482,500
Manufactures accounting programs
for small to midsized companies.
--------------------------------------------------------------------------------
                                                             $   482,500
--------------------------------------------------------------------------------

Transportation -- 2.1%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                      14,000            $   472,500
Regional airline holding company.
Swift Transportation Co., Inc.(1)          43,200              1,210,952
Regional truckload carrier
offering computerized tracking
services.
--------------------------------------------------------------------------------
                                                             $ 1,683,452
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $56,813,307)                            $76,696,351
--------------------------------------------------------------------------------
Commercial Paper -- 2.3%

                                           Principal
                                           Amount
Security                                   (000's Omitted)   Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,            $1,828            $ 1,827,162
5.50%, 1/4/99
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $1,827,162)                             $ 1,827,162
--------------------------------------------------------------------------------

Total Investments -- 99.7%
    (identified cost $58,640,469)                            $78,523,513
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                       $   226,812
--------------------------------------------------------------------------------

Net Assets -- 100%                                           $78,750,325
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
(1) Non-income producing security.


                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
------------------------------------------------------------------------
Investments, at value
    (identified cost, $58,640,469)                           $78,523,513
Cash                                                             105,545
Receivable for investments sold                                  847,616
Interest and dividends receivable                                 17,168
Deferred organization expenses                                     1,855
------------------------------------------------------------------------
Total assets                                                 $79,495,697
------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------
Payable for investments purchased                            $   729,915
Payable to affiliate for Trustees' fees                            2,006
Other accrued expenses                                            13,451
------------------------------------------------------------------------
Total liabilities                                            $   745,372
------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                $78,750,325
------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                              $58,867,281
Net unrealized appreciation (computed on
    the basis of identified cost)                             19,883,044
------------------------------------------------------------------------
Total                                                        $78,750,325
------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
------------------------------------------------------------------------
Dividends (net of foreign taxes, $748)                       $   187,592
Interest                                                         194,778
------------------------------------------------------------------------
Total investment income                                      $   382,370
------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------
Investment adviser fee                                       $   477,657
Trustees fees and expenses                                         7,298
Custodian fee                                                     69,999
Legal and accounting services                                     18,459
Amortization of organization expenses                              3,166
Miscellaneous                                                      4,306
------------------------------------------------------------------------
Total expenses                                               $   580,885
------------------------------------------------------------------------

Net investment loss                                          $  (198,515)
------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $ 8,602,338
------------------------------------------------------------------------
Net realized gain                                            $ 8,602,338
------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                      $ 3,223,464
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $ 3,223,464
------------------------------------------------------------------------

Net realized and unrealized gain                             $11,825,802
------------------------------------------------------------------------

Net increase in net assets from operations                   $11,627,287
------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)               Year Ended           Year Ended
in Net Assets                     December 31, 1998    December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment loss                $   (198,515)        $    (76,118)
    Net realized gain                     8,602,338           13,086,809
    Net change in unrealized
        appreciation
        (depreciation)                    3,223,464           (2,245,462)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                    $ 11,627,287         $ 10,765,229
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  5,783,708         $ 39,249,662
    Withdrawals                         (16,629,759)         (54,993,076)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions          $(10,846,051)        $(15,743,414)
--------------------------------------------------------------------------------

Net increase (decrease) in net
    assets                             $    781,236         $ (4,978,185)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                   $ 77,969,089         $ 82,947,274
--------------------------------------------------------------------------------
At end of year                         $ 78,750,325         $ 77,969,089
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                           Year Ended December 31,
                                               --------------------------------------------------------------------------------
                                                1998             1997             1996             1995             1994 (1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.76%            0.75%            0.76%            0.77%            0.74%(2)
Net investment income (loss)                      (0.26)%          (0.10)%           0.18%            0.19%            0.20%(2)
Portfolio Turnover                                  116%             156%              91%              81%              19%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)        $ 78,750         $ 77,969         $ 82,947         $ 73,940         $ 64,442
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    D Other -- Investment transactions are accounted for on a trade date basis.

    E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1998, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $477,657. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the

Special Investment Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $84,397,364 and $94,403,972, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1998, is computed on a federal income tax basis, were as follows:


    Aggregate cost                                           $  58,912,906
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                            $  20,559,961
    Gross unrealized depreciation                                 (949,354)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                              $  19,610,607
    ----------------------------------------------------------------------------


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1998.

6   Risk Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Special Investment Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Special Investment Portfolio:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Special Investment Portfolio (the Portfolio) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended, and for the period from the start of business, August 1, 1994, to December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                          PricewaterhouseCoopers LLP
                          Boston, Massachusetts
                          February 5, 1999

Eaton Vance Special Equities Fund as of December 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Special Equities Fund

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Special Investment Portfolio

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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Investment Adviser of
Special Investment Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
Eaton Vance Special Equities Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer and Dividend Disbursing Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Eaton Vance Special Equities Fund
24 Federal Street
Boston, MA 02110



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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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2-2024-2/99                                                           SESRC-2/99